Note 6 - Stockholders' Equity - Schedule of Stock Warrants (Details) - $ / shares		9 Months Ended		12 Months Ended
		Sep. 30, 2025		Dec. 31, 2024	Dec. 31, 2023
Number of Warrants, Outstanding (in shares)		6,617,747		2,103,813
Warrants, Outstanding (in shares)		40,027,849		6,617,747	2,103,813
Number of Warrants, Issued (in shares)		35,894,998		8,137,889
Number of Warrants, Exercised (in shares)				(3,610,621)
Number of Warrants, Forfeited/Expired (in shares)				(13,334)
Number of Warrants, Outstanding (in shares)		40,027,849		6,617,747	2,103,813
Common Stock Warrants [Member]
Number of Warrants, Outstanding (in shares)		6,617,747		1,596,781
Warrants, Outstanding (in shares)		40,027,849		6,617,747	1,596,781
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 5.13		$ 14.58
Warrants, Exercise Price (in dollars per share)				$ 5.13	$ 14.58
Number of Warrants Outstanding, Weighted Average Remaining Contractual Term (Year)		4 years 9 months 18 days		4 years 7 months 6 days	5 years
Number of Warrants, Issued (in shares)		33,809,883		6,451,298
Number of Warrants Issued, Weighted Average Exercise Price (in dollars per share)				$ 3.45
Number of Warrants, Exercised (in shares)	[1]			(1,416,998)
Number of Warrants Exercised, Weighted Average Exercise Price (in dollars per share)				$ 1.68
Number of Warrants, Forfeited/Expired (in shares)				(13,334)
Number of Warrants Forfeited/Expired, Weighted Average Exercise Price (in dollars per share)				$ 89.92
Number of Warrants, Outstanding (in shares)		40,027,849		6,617,747	1,596,781
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)				$ 5.13	$ 14.58
Warrants Expiration 1[Member]
Number of Warrants, Outstanding (in shares)		159,781
Warrants, Outstanding (in shares)		6,668		159,781
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 75
Warrants, Exercise Price (in dollars per share)		$ 195	[2]	$ 75
Number of Warrants, Outstanding (in shares)		6,668		159,781
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 195	[2]	$ 75
Warrants Expiration 2 [Member]
Number of Warrants, Outstanding (in shares)		6,668
Warrants, Outstanding (in shares)		1,605,688		6,668
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 195
Warrants, Exercise Price (in dollars per share)		$ 0.54	[2]	$ 195
Number of Warrants, Outstanding (in shares)		1,605,688		6,668
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 0.54	[2]	$ 195
Warrants Expiration 3 [Member]
Number of Warrants, Outstanding (in shares)		1,605,688
Warrants, Outstanding (in shares)		2,170,000		1,605,688
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 1.68
Warrants, Exercise Price (in dollars per share)		$ 0.54	[2]	$ 1.68
Number of Warrants, Outstanding (in shares)		2,170,000		1,605,688
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 0.54	[2]	$ 1.68
Pre-Funded Stock Warrants [Member]
Number of Warrants, Outstanding (in shares)		0		0
Warrants, Outstanding (in shares)		0		0	0
Number of Warrants, Issued (in shares)		2,085,115		1,686,591
Number of Warrants, Exercised (in shares)				(2,193,623)
Number of Warrants, Forfeited/Expired (in shares)				0
Number of Warrants, Outstanding (in shares)		0		0	0
Warrants Expiration 4 [Member]
Number of Warrants, Outstanding (in shares)		2,170,000
Warrants, Outstanding (in shares)		2,675,610		2,170,000
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 2.13
Warrants, Exercise Price (in dollars per share)		$ 1.31	[2]	$ 2.13
Number of Warrants, Outstanding (in shares)		2,675,610		2,170,000
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 1.31	[2]	$ 2.13
Warrants Expiration 5 [Member]
Number of Warrants, Outstanding (in shares)		2,675,610
Warrants, Outstanding (in shares)		3,435,115		2,675,610
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 5
Warrants, Exercise Price (in dollars per share)		$ 1.31	[2]	$ 5
Number of Warrants, Outstanding (in shares)		3,435,115		2,675,610
Number of Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 1.31	[2]	$ 5

[1]	Includes 8,000 warrants exercised on a cashless basis for 5,947 shares of common stock.
[2]	Reflects current exercise prices as of the date of this quarterly report, inclusive of exercise price reset adjustments in accordance with terms contained within each respective warrant agreement.